Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Intangible assets
Cost	$ 12,494	$ 13,136
Accumulated amortization	(4,082)	(2,851)
Additions, at cost
Amortization current period	(647)	(1,471)
Intangible assets, net	$ 7,765	$ 8,814